Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Share-Based Compensation (Table)

	Restricted Stock Units
	Number of Units
	Number	Weighted Average Fair Value on Grant Date	Actual Fair Value on Vesting Date
Unvested as at January 1, 2022	1,549,825	$22.35	n/a
Vested in year ended December 31, 2022	(218,366)	n/a	19.36
Cancelled in May 2022	(14,748)	n/a	n/a
Unvested as at December 31, 2022	1,316,711	$22.35	n/a
Vested in year ended December 31, 2023	(399,727)	n/a	18.87
Forfeit in March 2023	(35,771)	n/a	n/a
Unvested as at December 31, 2023	881,213	$22.35	n/a